Financial risk management and fair values	12 Months Ended
Dec. 31, 2024
Financial risk management and fair values
Financial risk management and fair values

25 Financial risk management and fair values

Exposure to credit, liquidity, interest rate and currency risks arises in the normal course of the Group’s business. The Group’s exposure to these risks and the financial risk management policies and practices used by the Group to manage these risks are described below.

(a)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group’s credit risk is primarily attributable to trade and other receivables. The Group’s exposure to credit risk arising from cash and cash equivalents, restricted cash and term deposits is limited because the counterparties are banks and financial institutions with high-credit-quality, for which the Group considers having low credit risk.

Trade receivables

The Group’s trade receivables mainly derive from sales of goods to distributors and franchisees. The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer rather than the industry or country in which the customers operate and therefore significant concentrations of credit risk primarily arise when the Group has significant exposure to individual customers. At June 30, 2023 and December 31, 2023 and 2024, 40%, 40% and 35% of the total trade receivables were due from the Group’s five largest debtors, respectively.

Individual credit evaluations are performed on all customers requiring credit over a certain amount. These evaluations focus on the customer’s history of making payments when due and current ability to pay and take into account information specific to the customer as well as pertaining to the economic environment in which the customer operates.

Trade receivables relating to certain sales of fixtures to franchisees are collected by instalments within the periods ranging from 18 to 38 months. All other trade receivables are due within 30 to 180 days from the date of billing. Debtors with balances that are more than 6 months past due are requested to settle all outstanding balances before any further credit is granted. Normally, the Group does not obtain collateral from customers.

The Group measures loss allowances for trade receivables at an amount equal to lifetime ECLs, which is calculated using a provision matrix.

The Group does not provide any guarantees which would expose the Group to credit risk.

Other receivables

In determining the ECL for remaining other receivables, the management of the Group has taken into account the historical default experience and forward-looking information, as appropriate. The management of the Group has assessed that other receivables have not had a significant increase in credit risk since initial recognition and risk of default is insignificant, and therefore, no credit loss allowance of other receivables is considered necessary by management for the years ended June 30, 2022 and 2023, and the six months ended December 31, 2023 and the year ended December 31, 2024.

(b) Liquidity risk

As at June 30, 2023 and December 31, 2023 and 2024, the Group’s net current assets amounted to RMB6,018,410,000,RMB5,920,655,000 and RMB5,928,312,000, respectively. Individual operating entities within the Group are responsible for their own cash management, including the short-term investment of cash surpluses and the raising of loans to cover expected cash demands, subject to approval by the board when the borrowings exceed certain predetermined levels of authority. The Group’s policy is to regularly monitor its liquidity requirements and its compliance with lending covenants, to ensure that it maintains sufficient reserves of cash, readily realizable marketable securities and adequate committed lines of funding from major financial institutions to meet its liquidity requirements in the short and longer term.

The Group relies on the cash generated from operating activities as the main source of liquidity. For the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024, the Group had net cash generated from operating activities of approximately RMB1,406,262,000,RMB1,666,030,000, RMB1,097,541,000 and RMB2,168,334,000 respectively. In addition, the management of the Group monitors the utilization of borrowings and ensures compliance with borrowing covenants, if any. The Directors believe that the Group and the Company will have sufficient funds available from the operating activities to meet their financial obligations in the foreseeable future.

The following tables show the remaining contractual maturities at the end of each reporting period presented of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of each reporting period presented) and the earliest date the Group can be required to pay.

		More	More
		than 1	than 2			Carrying
	Within	year but	year but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	3,019,302	—	—	—	3,019,302	3,019,302
Loans and borrowings	216	918	6,716	—	7,850	7,215
Lease liabilities	334,778	259,948	260,188	110,215	965,129	885,734
	3,354,296	260,866	266,904	110,215	3,992,281	3,912,251

		More	More
		than 1	than 2			Carrying
	Within	year but	year but	More		amount at
	1 year or	less than	less than	than 5		December 31,
	on demand	2 years	5 years	years	Total	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	3,389,826	—	12,411	—	3,402,237	3,402,237
Loans and borrowings	935	2,360	4,497	—	7,792	7,259
Lease liabilities	457,747	403,679	399,187	102,502	1,363,115	1,245,305
	3,848,508	406,039	416,095	102,502	4,773,144	4,654,801

		More than	More than			Carrying
	Within	1 year but	2 year but			amount at
	1 year or	less than	less than	More than		December 31,
	on demand	2 years	5 years	5 years	Total	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade and other payables	3,943,988	—	59,842	—	4,003,830	4,003,830
Loans and borrowings	577,913	2,257	2,193	—	582,363	571,265
Lease liabilities	652,942	667,829	947,046	682,653	2,950,470	2,538,494

	5,174,843	670,086	1,009,081	682,653	7,536,663	7,113,589

(c) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group does not account for any fixed-rate financial instruments at fair value through profit or loss at the end of each reporting periods. Therefore, interest-bearing financial instruments at fixed rates do not expose the Group to fair value interest rate risk. The Group’s interest rate risk arises primarily from restricted cash and cash at bank at variable rates, which exposes the Group to cash flow interest rate risk. The Group determines the appropriate weightings of the fixed and floating rate interest-bearing instruments based on the current market conditions and performs regular reviews and monitoring to achieve an appropriate mix of fixed and floating rate exposure. The Group does not enter into financial derivatives to hedge interest rate risk.

(i) Interest rate profile

The following table details the interest rate profile of the Group’s interest-bearing financial instruments at the end of each reporting period presented:

		As at June 30,		As at December 31,		As at December 31,
	Interest rates	2023	Interest rates	2023	Interest rates	2024
	%	RMB‘000%		RMB‘000%		RMB‘000
Fixed rate instrument:
Loans and borrowings	3.0%	(7,215)	3.0%	(7,259)	2.07%~3.0%	(571,265)
Cash at bank (Note 16)	3.08% ~ 5.25%	1,040,921	3.75%	103,207	2.1%~4.36%	3,517
Term deposits	0.9% ~ 5.5%	681,715	0.9% ~ 6.02%	310,759	1.05%~4.8%	409,135
		1,715,421		406,707		(158,613)
Variable rate instrument:
Restricted cash (Note 17)	0.3% ~ 1.8%	27,073	0.2% ~ 1.8%	7,970	0.1%~0.95%	1,026
Cash at bank (Note 16)	0% ~ 3.5%	5,447,716	0% ~ 5.2%	6,311,451	0%~4.31%	6,320,139
		5,474,789		6,319,421		6,321,165

(ii) Sensitivity analysis

At June 30, 2022, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variable held constant, would have increased/decreased the Group’s profit for the year and decreased/increased accumulated losses by approximately RMB37,397,000.

At June 30, 2023 and December 31, 2023 and 2024, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variable held constant, would have increased/decreased the Group’s profit for the reporting periods and retained earnings by approximately RMB42,401,000, RMB24,363,000 and RMB47,805,000 respectively.

(d) Currency risk

The Group is exposed to currency risk primarily through sales and purchases which give rise to receivables, payables and cash balances that are denominated in a foreign currency, i.e. a currency other than the functional currency of the operations to which the transactions relate. The currencies giving rise to this risk are primarily United States dollars, Euros and Hong Kong Dollars. The Group manages this risk as follows:

(i) Exposure to currency risk

The following table details the Group’s exposure at the end of the reporting periods to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate. For presentation purposes, the amounts of the exposure are shown in Renminbi, translated using the spot rate at the end of the reporting periods. Differences resulting from the translation of the financial statements of foreign operations into the Group’s presentation currency are excluded.

	Exposure to foreign currencies
	As at June 30, 2023
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	61,922	—	—	—	—
Cash and cash equivalents	455,032	6,677	5,100	2,429	3
Term deposits	344	—	—	—	—
Trade and other payables	(83,094)	(4,664)	(13,950)	—	—
Net exposure arising from recognized assets and liabilities	434,204	2,013	(8,850)	2,429	3

	Exposure to foreign currencies
	As at December 31, 2023
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	141,973	20	23,814	—	3,889
Cash and cash equivalents	309,966	37,492	7,868	3,068	19
Term deposits	35,712	—	—	—	—
Trade and other payables	(82,669)	(5,151)	(11,401)	(820)	(930)
Net exposure arising from recognized assets and liabilities	404,982	32,361	20,281	2,248	2,978

	Exposure to foreign currencies
	As at December 31, 2024
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade and other receivables	189,003	43,965	66,782	—	18
Cash and cash equivalents	173,001	93,281	2,112	8,928	1,687
Term deposits	359	—	—	—	—
Trade and other payables	(84,422)	(6,797)	(14,616)	(5,616)	(515)
Net exposure arising from recognized assets and liabilities	277,941	130,449	54,278	3,312	1,190

(ii) Sensitivity analysis

The following table indicates the instantaneous change in the Group’s profit after tax and retained earnings that would arise if foreign exchange rates to which the Group has significant exposure at the end of each reporting period had changed at that date, assuming all other risk variables remained constant.

	As at June 30, 2023			As at December 31, 2023		As at December 31, 2024
		Effect on			Effect on		Effect on
	Increase/	profit for the		Increase/	profit for the	Increase/	profit for the
	(decrease) in	year and		(decrease) in	period and	(decrease) in	year and
	foreign	retained		foreign	retained	foreign	retained
	exchange rates	earnings		exchange rates	earnings	exchange rates	earnings
		RMB’000			RMB’000		RMB’000
United States Dollars	1%	4,324		1%	3,375	1%	2,311
	(1)%	(4,324)		(1)%	(3,375)	(1)%	(2,311)
Euros	1%	19		1%	270	1%	1,089
	(1)%	(19)		(1)%	(270)	(1)%	(1,089)
Hong Kong Dollars	1%	(89)		1%	208	1%	561
	(1)%	89		(1)%	(208)	(1)%	(561)
Renminbi	1%	20		1%	19	1%	31
	(1)%	(20)		(1)%	(19)	(1)%	(31)
Others	1%	—	*	1%	25	1%	10
	(1)%	—	*	(1)%	(25)	(1)%	(10)

Note:

*	The amount was less than RMB1,000.

Results of the analysis as presented in the above table represent an aggregation of the instantaneous effects on each of the Group entities’ profit after tax and equity measured in the respective functional currencies, and then translated into Renminbi at the exchange rate ruling at the end of the reporting periods for presentation purposes.

The sensitivity analysis assumes that the change in foreign exchange rates had been applied to re-measure those financial instruments held by the Group which expose the Group to foreign currency risk at the end of each reporting period, including inter-company payables and receivables within the Group which are denominated in a currency other than the functional currencies of the lender or the borrower. The analysis excludes differences that would result from the translation of the financial statements of foreign operations into the Group’s presentation currency.

(e) Fair value measurement

(i) Financial assets and liabilities measured at fair value

Fair value hierarchy

The following table presents the fair value of the Group’s financial instruments measured at the end of each reporting period presented on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13, Fair value measurement.

The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

●	Level 1 valuations: Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
●	Level 2 valuations: Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available.
●	Level 3 valuations: Fair value measured using significant unobservable inputs.

The following table presents the Group’s financial assets that are measured at fair value at the end of each reporting date:

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2023 categorized into
	2023	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
Other investments:
- Investments in trust investment schemes	205,329	—	205,329	—
- Investment in an unlisted Partnership Enterprise	73,870	—	73,870	—

	Fair value at	Fair value measurements as at
	December 31,	December 31, 2023 categorized into
	2023	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
Other investments:
- Investments in trust investment schemes	202,866	—	202,866	—
- Investment in a wealth management product	50,000	—	50,000	—
- Investment in an unlisted Partnership Enterprise	90,603	—	—	90,603

	Fair value at	Fair value measurements as at
	December 31,	December 31, 2024 categorized into
	2024	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
Other investments:
- Investment in structured deposit	100,000	—	100,000	—
- Investment in an unlisted Partnership Enterprise	123,399	—	—	123,399

During the years ended June 30, 2022 and 2023 and the year ended December 31, 2024, there were no transfers between Level 1 and Level 2, or transfer into or out of Level 3. During the six months ended December 31, 2023, the investment in an unlisted Partnership Enterprise was transferred from Level 2 to Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of each reporting period in which they occur.

Other investments in Level 2 as at June 30, 2023 and December 31, 2023 and 2024 mainly represented investments in trust investment schemes, a wealth management product and structured deposit. The fair value of these investments was determined by the Group with reference to the fair value quoted by the trust companies or bank, that established and managed the investments (see Note 13), using expected return rates currently available for instruments with similar terms, credit risk, remaining terms and other market data.

The Group invested in an unlisted Partnership Enterprise in late June 2023 with a consideration of USD10,409,000 (equivalent to RMB73,870,000). As at June 30, 2023, the fair value of this investment was measured at the investment consideration, which represented the recent transaction price, and was classified as Level 2.

At December 31, 2023 and 2024, the fair value of the investment in unlisted Partnership Enterprise was determined using summation method of cost approach with the assistance of an independent valuer, based on recent transaction price of the underlying enterprise invested by this Partnership Enterprise and the predetermined distribution mechanism of returns set out in the agreement of the Partnership Enterprise. This investment was classified as Level 3 as no observable inputs for which market data could be used to measure the fair value. The movement during the year ended December 31, 2024 in the balance of the Level 3 fair value measurement was attributable to the fair value adjustment.

The gains arising from the remeasurement of fair value of other investments are included in other net income in the consolidated statements of profit or loss.

(ii)	Fair values of financial assets and liabilities carried at other than fair value

The carrying amounts of the Group’s financial instruments carried at amortized cost are not materially different from their fair values as at June 30, 2023 and December 31, 2023 and 2024 because of the short-term maturities of these financial instruments.